Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Swaps [Abstract]
Derivative asset, notional amount	$ 11,802	$ 12,515
Derivative asset, fair value	657	1,147
Derivative liability, fair value	657	1,147
Collateral deposits	$ 0	$ 0